Employee Benefit Plan, Fair Value and NAV (Details) - EBP 001 - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 1,192.1	$ 1,062.7
Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	1,192.1	1,062.7
Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	380.1	333.3
Mutual Fund | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	380.1	333.3
Common Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	790.8	705.0
Common Collective Trust | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	790.8	705.0
Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	21.2	24.4
Common Stock Fund | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 21.2	$ 24.4